Pensions	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Pensions
18.
Pensions
a)
Defined Benefit Plans

The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the pension fund deposited with the Bank of Taiwan, the trustee, under the name of the independent pension fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by the end of every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method, to the employees expected to be qualified for retirement next year, the Company will make contributions to cover the deficit by March of following year.

(a)
The amounts recognized in the statements of financial position are as follows:

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Present value of defined benefit obligations	(759,548)	(744,191)
Fair value of plan assets	500,333	516,854
Net defined benefit liability	(259,215)	(227,337)

(b)
Movements in net defined benefit liability are as follows:

	2021
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(943,391)	431,740	(511,651)
Current services cost	(237)	—	(237)
Interest (expense) income	(4,629)	2,137	(2,492)
	(948,257)	433,877	(514,380)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	5,613	5,613
Impact on changes in demographic assumptions	(20,022)	—	(20,022)
Financial assumption movement effect	23,757	—	23,757
Experience adjustments	(24,347)	—	(24,347)
	(20,612)	5,613	(14,999)
Pension fund contribution	—	26,091	26,091
Paid pension	9,192	(9,192)	—
December 31	(959,677)	456,389	(503,288)

	2022
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(959,677)	456,389	(503,288)
Current services cost	(257)	—	(257)
Interest (expense) income	(6,589)	3,161	(3,428)
	(966,523)	459,550	(506,973)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	34,550	34,550
Financial assumption movement effect	73,218	—	73,218
Experience adjustments	114,466	—	114,466
	187,684	34,550	222,234
Pension fund contribution	—	25,524	25,524
Paid pension	19,291	(19,291)	—
December 31	(759,548)	500,333	(259,215)

	2023
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(759,548)	500,333	(259,215)
Current services cost	(133)	—	(133)
Interest (expense) income	(11,150)	7,441	(3,709)
	(770,831)	507,774	(263,057)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	3,187	3,187
Impact on changes in demographic assumptions	14,216	—	14,216
Financial assumption movement effect	(7,103)	—	(7,103)
Experience adjustments	399	—	399
	7,512	3,187	10,699
Pension fund contribution	—	25,021	25,021
Paid pension	19,128	(19,128)	—
December 31	(744,191)	516,854	(227,337)

(c)
The Bank of Taiwan was commissioned to manage the fund of the Company’s defined benefit pension plan in accordance with the fund’s annual investment and utilization plan and the Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund (Article 6: The scope of utilization for the fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings are less than aforementioned rates, government shall make payment for the deficit after being authorized by the authority. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of the fair value of plan asset in accordance with IAS 19, “Employee Benefits” paragraph 142. The composition of fair value of plan assets as of December 31, 2022 and 2023 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.
(d)
The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2022	2023
Discount rate	1.50%	1.40%
Future salary increase	3.50%	3.50%

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each territory.

The present value of defined benefit obligations is affected by the change in actuarial assumption. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2022
Effect on present value of defined benefit obligations	(20,992)	21,860	21,385	(20,651)
December 31, 2023
Effect on present value of defined benefit obligations	(17,562)	18,228	17,817	(17,262)

The sensitivity analysis above is based on a change in an assumption while holding all other assumptions constant. In practice, changes in some of the assumptions may be correlated. The method of sensitivity analysis and the method of calculating net defined benefit liability in the statements of financial position are the same.

The methods and types of assumptions used in preparing the sensitivity analysis remain unchanged from previous period.

(e)
Expected contributions to the defined benefit pension plans of the Company for the year ending December 31, 2024 amounts to NT$24,000 thousand.
(f)
As of December 31, 2023, the weighted average duration of that retirement plan is 9.7 years. The analysis of timing of the future pension payment was as follows:

December 31, 2023
NT$000
Within 1 year	69,288
1-2 years	42,487
2-5 years	115,279
5-10 years	181,850
408,904

b)
Defined Contribution Plans
(a)
Effective from July 1, 2005, the Company established a defined contribution pension plan (“New Plan”) under the Labor Pension Act, covering all regular employees with ROC nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under defined contribution pension plans of the Company for the years ended December 31, 2021, 2022 and 2023 were NT$197,076 thousand, NT$201,606 thousand and NT$190,913 thousand, respectively.
(b)
According to the defined contribution pension plan stipulated by PRC, ChipMOS Shanghai contributes monthly on amount based on a certain percentage of the local employees’ monthly salaries and wages. The contribution percentage was both 16% for the years ended December 31, 2021, 2022 and 2023. The pension of each employee is managed by the government and ChipMOS Shanghai has no further obligations except the monthly contribution. The pension costs under defined contribution pension plan of ChipMOS Shanghai for the years ended December 31, 2021, 2022 and 2023 were NT$209 thousand, NT$380 thousand and NT$604 thousand, respectively.